Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other non-current receivables [abstract]
Prepayments	£ 3.6	£ 3.7
Accrued income	20.5	9.5
Fair value of derivatives	2.1	8.3
Other debtors	150.0	183.4
Trade and other receivables	£ 176.2	£ 204.9